Subsequent Events (Details) (USD $) In Millions, except Share data, unless otherwise specified	3 Months Ended									6 Months Ended		12 Months Ended			3 Months Ended		12 Months Ended	3 Months Ended
	Jun. 28, 2012	Dec. 29, 2011	Sep. 29, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 30, 2010	Sep. 30, 2010	Jul. 01, 2010	Apr. 01, 2010	Jun. 28, 2012	Jun. 30, 2011	Dec. 29, 2011	Dec. 30, 2010	Dec. 31, 2009	Mar. 29, 2012 NCM, LLC. [Member]	Mar. 31, 2011 NCM, LLC. [Member]	Dec. 29, 2011 Fathom Business Division [Member]	Mar. 29, 2012 Founding Member Payment Election [Member]	Mar. 29, 2012 Whole Units [Member] NCM, Inc. [Member]	Mar. 29, 2012 Partial Units [Member] NCM, Inc. [Member]
Subsequent Event [Line Items]
Revenue loss	$ 110.1	$ 114.6	$ 136.0	$ 114.0	$ 70.8	$ 118.1	$ 125.7	$ 99.1	$ 84.6	$ 189.2	$ 184.8	$ 435.4	$ 427.5	$ 380.7			$ (14.2)
Issued common membership units															651,612
Due from related parties																		0.2
Common Membership Units Retained By Founding Members															16,727				16,727	1
Common membership units retained															16,727				16,727	1
Increase/decrease in intangible assets, net															$ 9.9	$ (5.5)		$ 0.2